13 Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Changes in fair value measurement, assets [abstract]
Schedule of fair value measurement

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2020 and 2019.

	Fair value measurement
	Total	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2020
Assets for which fair values are disclosed
Trade receivable (non-current)	7,627	-	7,627	-
Restricted Cash	2,053	-	2,053	-
Liabilities for which fair values are disclosed
Loans and financing	(637,723)	-	(637,723)	-
Lease liabilities	(447,703)	-	(447,703)	-
Accounts payable to selling shareholders	(518,240)	-	(518,240)	-
Notes payable	(76,181)	-	(76,181)	-

December 31, 2019
Liabilities measured at fair value:
Derivative financial liabilities
Cross-currency interest rate swaps	(757)	-	(757)	-
Assets for which fair values are disclosed
Restricted cash	16,841	-	16,841	-
Trade Receivable (non-current)	9,801	-	9,801	-
Liabilities for which fair values are disclosed
Loans and financing	(60,443)	-	(60,443)	-
Lease liabilities	(284,515)		(284,515)
Accounts payable to selling shareholders	(300,237)	-	(300,237)	-